Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax losses carried forward
No expiry date	$ 119,736	$ 94,876
2025		34,066
2026	47,598	45,465
2027	61,117	58,373
2028	105,421	100,681
2029	174,283	166,441
2030	243,783	230,851
2031	386,281	368,881
2032	605,216	577,954
2033	171,510	163,785
2034	130,325	124,299
2035	49,972
Tax loss carryforwards	2,095,242	1,965,672
Deferred tax valuation allowance:
As at January 1	299,338	283,522	$ 264,639
Charged to consolidated statements of operations	14,558	24,254	26,629
Utilization of previously unrecognized tax losses	(3)	(2)	(39)
Write-off of tax losses	(5,277)	(612)	(112)
Divestment of subsidiaries			(433)
Others	119	20
Exchange differences	13,395	(7,844)	(7,162)
As at December 31	322,130	$ 299,338	$ 283,522
US
Tax losses carried forward
Research tax credits	5,000
New Jersey
Tax losses carried forward
Research tax credits	$ 1,300
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years